Commitment and Contingencies (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) ft²	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)
Lease term	20 years		20 years
Lease expiration date description			July 2021
Line of Credit Facility, Maximum Borrowing Capacity | $			$ 0
Area of land | ft²	1,600		4,756
Rental and equipment lease expenses | $	$ 28,400	$ 125,000	$ 239,600	$ 237,400
Coastal Pride Seafood LLC [Member]
Lease term			4 years
Area of land | ft²			3,000